Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 72,466,179.45
Total Fee Amount	10,007.58
Total Offset Amount	0.00
Net Fee	$ 10,007.58
Offering Table N/A
Offset Table N/A	N/A